INCOME TAXES (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Monthly Provisional Payments (MPP)	$ 21,974	$ 800
Income tax receivable	181,705	218,298
Provision tax income	(25,341)	(22,727)
Other tax receivables	25,384	36,694
Total	203,722	233,065
Provision tax income (First category)	256,164	216,484
Monthly Provisional Payments (MPP)	(231,846)	(91,361)
Other tax payables	2,551	2,858
Total	$ 26,869	$ 127,981